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AXA Equitable Life Insurance Company

SUPPLEMENT DATED JULY 30, 2015 TO THE CURRENT PROSPECTUS FOR

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INCENTIVE LIFE LEGACY(R) III
FOR USE IN NEW YORK ONLY
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This Supplement updates certain information in the most recent prospectus and statement of additional information you received and in any supplements to that prospectus and statement of additional information (collectively, the "Prospectus"). You should read this Supplement in conjunction with the Prospectus and retain it for future reference. Unless otherwise indicated, all other information included in the Prospectus remains unchanged. The terms and section headings we use in this Supplement have the same meaning as in the Prospectus. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service group referenced in the Prospectus.

MAXIMUM PERIOD FOR APPLICABILITY OF SURRENDER CHARGES

The purpose of this Supplement is to inform you of a reduction to the period during which you are subject to surrender charges if you surrender (turn in) your policy or request a decrease in your policy's face amount.

Currently, your Prospectus states that surrender charges are applicable (a) during the first 15 years of your policy or during the first 15 years after you have requested an increase in your policy's face amount and (b) if you request a decrease in your policy's face amount during its first 15 years or the first 15 years after you have requested an increase in your policy's face amount. In each case, the period during which surrender charges are applicable has been reduced to 10 years.

To reflect this change, the following new entries are added to the "New York" section of "Appendix II: State contract availability and/or variations of certain features and benefits" in the Prospectus:

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 STATE    FEATURES AND BENEFITS        AVAILABILITY OR VARIATION
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NEW YORK  See "Tables of policy        Surrender charges are applicable during the first 10 years
          charges" in "Risk/benefit    of your policy or the first 10 years after you have requested
          summary: Charges and         an increase in your policy's face amount.
          expenses you will pay",      Surrender charges are applicable if you request a decrease
          "You can increase or         in your policy's face amount during its first 10 years or the
          decrease your insurance      first 10 years after you have requested an increase in your
          coverage" in "Risk/benefit   policy's face amount.
          summary: Policy features,
          benefits and risks" and
          "Deducting policy charges"
          in "More information about
          certain policy charges"

          See "Tables of policy        Footnote (3) is replaced in its entirety with the following:
          charges" in "Risk/benefit    "The initial amount of surrender charge depends on your
          summary: Charges and         policy's specific characteristics. Furthermore, depending on
          expenses you will pay"       your policy's specific characteristics, the actual period
                                       during which you are subject to surrender charges, which is specified in your policy, may be less than 10 years."
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             Copyright 2015 AXA Equitable Life Insurance Company.
               All rights reserved. Incentive Life Legacy(R) is
        a registered trademark of AXA Equitable Life Insurance Company.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                          1290 AVENUE OF THE AMERICAS
                              NEW YORK, NY 10104
                                 212-554-1234


                   EVM 19  (7/15)                           Cat # 154156 (7/15)
                   IL Legacy III - New York only
                   - NB/IF                                               #55386